UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | JHS

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 81.85% (54.87% of Total Investments)				$140,962,201

(Cost $134,211,495)

Consumer Discretionary 11.75%				20,228,513

Auto Components 0.65%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	$380,000	382,375
Exide Technologies (Z)	8.625	02/01/18	280,000	231,000
Hyva Global BV (S)(Z)	8.625	03/24/16	340,000	281,350
Visteon Corp.	6.750	04/15/19	220,000	217,250

Automobiles 1.79%
Ford Motor Credit Company LLC (Z)	5.000	05/15/18	440,000	455,474
Ford Motor Credit Company LLC (Z)	5.875	08/02/21	435,000	476,000
Hyundai Capital Services, Inc. (S)(Z)	4.375	07/27/16	310,000	317,887
Hyundai Capital Services, Inc. (S)(Z)	6.000	05/05/15	430,000	461,375
Kia Motors Corp. (S)(Z)	3.625	06/14/16	315,000	314,008
Nissan Motor Acceptance Corp. (S)(Z)	4.500	01/30/15	1,000,000	1,053,018

Food Products 0.13%
Simmons Foods, Inc. (S)(Z)	10.500	11/01/17	250,000	224,375

Hotels, Restaurants & Leisure 3.05%
CCM Merger, Inc. (S)(Z)	8.000	08/01/13	485,000	470,450
Chester Downs & Marina LLC (S)	9.250	02/01/20	85,000	86,063
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	10.500	07/01/19	275,000	268,125
Greektown Superholdings, Inc.	13.000	07/01/15	1,713,000	1,832,910
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	600,000	564,000
Landry's Acquisition Company (S)	11.625	12/01/15	195,000	209,138
Landry's, Inc.	11.625	12/01/15	100,000	107,250
Little Traverse Bay Bands of Odawa Indians (S)(Z)	9.000	08/31/20	319,000	271,150
MGM Resorts International (S)	8.625	02/01/19	340,000	353,600
Seminole Indian Tribe of Florida (S)(Z)	6.535	10/01/20	650,000	636,877
Seminole Indian Tribe of Florida (S)(Z)	7.750	10/01/17	325,000	341,250
Waterford Gaming LLC (S)	8.625	09/15/14	221,551	104,713

Household Durables 0.03%
American Standard Americas (S)	10.750	01/15/16	85,000	56,950

Internet & Catalog Retail 0.31%
Expedia, Inc. (Z)	5.950	08/15/20	530,000	539,057

Media 4.12%
AMC Entertainment, Inc.	8.750	06/01/19	140,000	147,700
CBS Corp. (Z)	7.875	07/30/30	595,000	769,365
CCO Holdings LLC	8.125	04/30/20	145,000	160,406
Cinemark USA, Inc.	7.375	06/15/21	195,000	205,238
DIRECTV Holdings LLC (Z)	6.350	03/15/40	220,000	254,339
Grupo Televisa SAB (Z)	6.625	01/15/40	310,000	352,306
News America, Inc.	6.150	03/01/37	165,000	187,876
News America, Inc. (Z)	6.150	02/15/41	275,000	328,522
News America, Inc.	6.400	12/15/35	150,000	171,564
News America, Inc. (Z)	7.600	10/11/15	1,000,000	1,141,441
News America, Inc. (Z)	7.750	01/20/24	1,020,000	1,274,031
Nexstar Broadcasting, Inc. (Z)	7.000	01/15/14	84,000	83,790
Nexstar Broadcasting, Inc., PIK (Z)	7.000	01/15/14	255,998	255,358
Regal Cinemas Corp.	8.625	07/15/19	115,000	126,213
Regal Entertainment Group	9.125	08/15/18	100,000	109,500

1

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Discretionary (continued)

Time Warner Cable, Inc. (Z)	6.750	07/01/18	$605,000	$733,144
UBM PLC (S)(Z)	5.750	11/03/20	275,000	275,084
XM Satellite Radio, Inc. (S)(Z)	7.625	11/01/18	485,000	519,556

Multiline Retail 0.44%
Macy's Retail Holdings, Inc.	3.875	01/15/22	140,000	143,546
Macy's Retail Holdings, Inc.	5.125	01/15/42	105,000	109,363
Macy's Retail Holdings, Inc.	7.875	08/15/36	444,000	500,888

Specialty Retail 0.56%
AutoNation, Inc.	5.500	02/01/20	400,000	403,000
Hillman Group, Inc. (Z)	10.875	06/01/18	305,000	313,388
Limited Brands, Inc. (Z)	6.625	04/01/21	230,000	253,000

Textiles, Apparel & Luxury Goods 0.67%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	665,000	631,750
Levi Strauss & Company (Z)	7.625	05/15/20	500,000	522,500

Consumer Staples 2.45%				4,213,885

Food & Staples Retailing 0.27%
Rite Aid Corp.	9.375	12/15/15	450,000	453,375

Food Products 0.89%
Bunge Ltd. Finance Corp. (Z)	4.100	03/15/16	205,000	214,858
Bunge Ltd. Finance Corp. (Z)	8.500	06/15/19	389,000	481,644
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	340,000	352,750
Del Monte Corp.	7.625	02/15/19	235,000	231,181
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	245,000	250,256

Household Products 0.24%
Reynolds Group Issuer, Inc. (S)(Z)	9.000	04/15/19	420,000	417,900

Personal Products 0.29%
Hypermarcas SA (S)	6.500	04/20/21	150,000	140,250
Revlon Consumer Products Corp. (Z)	9.750	11/15/15	335,000	358,450

Tobacco 0.76%
Alliance One International, Inc. (Z)	10.000	07/15/16	1,000,000	972,500
Lorillard Tobacco Company (Z)	6.875	05/01/20	295,000	340,721

Energy 9.76%				16,806,890

Energy Equipment & Services 0.73%
Astoria Depositor Corp., Series B (S)(Z)	8.144	05/01/21	1,000,000	850,000
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	280,900
Weatherford International, Inc.	6.800	06/15/37	105,000	119,489

Gas Utilities 0.31%
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	531,948

Oil, Gas & Consumable Fuels 8.72%
Afren PLC (S)	11.500	02/01/16	400,000	422,000
Alpha Natural Resources, Inc.	6.000	06/01/19	125,000	124,063
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	270,000	267,300
Arch Coal, Inc. (S)	7.000	06/15/19	160,000	160,400
Arch Coal, Inc. (S)(Z)	7.250	06/15/21	270,000	271,350
BreitBurn Energy Partners LP (S)	7.875	04/15/22	165,000	165,000
Chesapeake Energy Corp. (Z)	6.125	02/15/21	265,000	261,025
Energy Transfer Partners LP	5.200	02/01/22	135,000	142,673
Energy Transfer Partners LP	9.700	03/15/19	330,000	417,496

2

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Energy (continued)

Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%) (Z)	7.000	06/01/67	$695,000	$684,575
EV Energy Partners LP	8.000	04/15/19	400,000	413,000
Kerr-McGee Corp. (Z)	6.950	07/01/24	770,000	936,028
Kinder Morgan Energy Partners LP (Z)	7.750	03/15/32	195,000	240,106
Kinder Morgan Finance Company LLC (Z)	5.700	01/05/16	615,000	638,063
Marathon Petroleum Corp.	6.500	03/01/41	280,000	311,055
MarkWest Energy Partners LP (Z)	6.500	08/15/21	495,000	530,888
Newfield Exploration Company (Z)	5.750	01/30/22	260,000	276,250
Niska Gas Storage US LLC (Z)	8.875	03/15/18	395,000	379,694
NuStar Logistics LP (Z)	7.650	04/15/18	845,000	1,012,651
Peabody Energy Corp. (S)	6.250	11/15/21	325,000	334,750
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,422,143
Petrohawk Energy Corp.	6.250	06/01/19	595,000	665,656
Petroleos Mexicanos (S)	4.875	01/24/22	275,000	284,016
Spectra Energy Capital LLC (Z)	6.200	04/15/18	1,000,000	1,161,159
Targa Resources Partners LP (S)	6.375	08/01/22	245,000	248,675
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	710,000	717,989
Williams Partners LP (Z)	7.250	02/01/17	1,620,000	1,957,763
Woodside Finance, Ltd. (S)(Z)	4.500	11/10/14	550,000	578,785

Financials 29.09%				50,097,845

Capital Markets 3.50%
Affinion Group Holdings, Inc.	11.625	11/15/15	235,000	198,575
Credit Suisse AG (3 month LIBOR + 0.690% to 5-15-17, then
3 month LIBOR + 1.690%) (Q)(Z)	1.147	05/15/17	715,000	457,200
Credit Suisse New York (Z)	4.375	08/05/20	555,000	565,706
Credit Suisse New York (Z)	5.400	01/14/20	355,000	359,240
Jefferies Group, Inc. (Z)	6.875	04/15/21	905,000	864,275
Jefferies Group, Inc.	8.500	07/15/19	165,000	172,838
Macquarie Bank, Ltd. (S)(Z)	6.625	04/07/21	260,000	247,640
Macquarie Group, Ltd. (S)(Z)	6.000	01/14/20	340,000	327,240
Morgan Stanley	5.500	07/28/21	150,000	148,429
Morgan Stanley (Z)	5.550	04/27/17	500,000	512,183
Morgan Stanley	5.750	01/25/21	140,000	139,959
Morgan Stanley (Z)	7.300	05/13/19	485,000	529,315
Polymer Group, Inc.	7.750	02/01/19	95,000	100,463
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	300,000	299,908
The Goldman Sachs Group, Inc.	5.750	01/24/22	275,000	283,980
The Goldman Sachs Group, Inc. (Z)	6.150	04/01/18	760,000	819,859

Commercial Banks 5.35%
Abbey National Treasury Services PLC (Z)	4.000	04/27/16	385,000	373,691
Banco de Credito del Peru (S)	4.750	03/16/16	175,000	175,438
Barclays Bank PLC (Z)	5.140	10/14/20	1,930,000	1,850,903
Barclays Bank PLC (S)(Z)	6.050	12/04/17	295,000	297,520
Barclays Bank PLC (S)	10.179	06/12/21	260,000	298,215
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	485,000	482,333
BPCE SA (12.500% to 9-30-19, then 3 month LIBOR +
12.980%) (Q)(S)(Z)	12.500	09/30/19	330,000	310,834
First Tennessee Bank NA (Z)	5.050	01/15/15	405,000	410,577
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	465,538
Lloyds TSB Bank PLC (Z)	6.375	01/21/21	440,000	471,004
National City Bank (P)(Z)	0.904	06/07/17	575,000	518,683

3

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Regions Financial Corp. (P)(Z)	0.744	06/26/12	$265,000	$261,181
Regions Financial Corp. (Z)	7.750	11/10/14	1,000,000	1,045,000
Santander Holdings USA, Inc.	4.625	04/19/16	115,000	112,337
Santander Issuances SA (6.500% to 11-15-14, then 3 month
LIBOR + 3.920%) (S)(Z)	6.500	08/11/19	600,000	529,389
The Royal Bank of Scotland PLC (Z)	4.875	03/16/15	330,000	334,075
Wachovia Bank NA (Z)	5.850	02/01/37	390,000	424,199
Wachovia Bank NA (Z)	6.600	01/15/38	325,000	386,365
Wachovia Corp. (Z)	5.750	06/15/17	405,000	465,593

Consumer Finance 2.05%
Capital One Financial Corp. (Z)	6.150	09/01/16	730,000	773,943
Capital One Financial Corp. (Z)	6.750	09/15/17	1,000,000	1,151,545
Discover Bank (Z)	7.000	04/15/20	270,000	295,966
Discover Financial Services (Z)	10.250	07/15/19	585,000	734,823
Nelnet, Inc. (P)(Z)	3.951	09/29/36	715,000	572,110

Diversified Financial Services 7.01%
Bank of America Corp.	5.700	01/24/22	415,000	430,199
Bank of America Corp. (Z)	6.500	08/01/16	305,000	325,320
Bank of America NA	5.300	03/15/17	150,000	149,308
Bank of America NA (Z)	6.000	10/15/36	390,000	367,137
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.257	02/15/12	31,250	31,244
Citigroup, Inc. (Z)	5.850	12/11/34	300,000	306,923
Citigroup, Inc. (Z)	6.125	11/21/17	1,935,000	2,129,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	275,000	283,137
DTEK Finance BV (S)	9.500	04/28/15	200,000	194,750
General Electric Capital Corp. (Z)	4.375	09/16/20	365,000	381,821
General Electric Capital Corp. (Z)	5.300	02/11/21	220,000	239,498
General Electric Capital Corp. (Z)	5.875	01/14/38	390,000	426,777
General Electric Capital Corp. (Z)	6.000	08/07/19	335,000	388,122
JPMorgan Chase & Company (Z)	3.700	01/20/15	295,000	310,712
JPMorgan Chase & Company (Z)	5.600	07/15/41	575,000	608,739
JPMorgan Chase & Company (Z)	6.000	01/15/18	765,000	867,655
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)(Z)	7.900	04/30/18	655,000	709,503
Merrill Lynch & Company, Inc.	6.220	09/15/26	175,000	166,544
Merrill Lynch & Company, Inc. (Z)	6.875	04/25/18	1,000,000	1,079,598
Merrill Lynch & Company, Inc. (Z)	7.750	05/14/38	310,000	326,228
Nationstar Mortgage (Z)	10.875	04/01/15	540,000	535,950
The Bear Stearns Companies LLC (Z)	7.250	02/01/18	1,000,000	1,196,238
USB Realty Corp. (P)(Q)(S)(Z)	1.719	01/15/17	800,000	610,000

Insurance 5.26%
Aflac, Inc. (Z)	6.900	12/17/39	230,000	264,454
Aflac, Inc. (Z)	8.500	05/15/19	385,000	483,948
AXA SA (6.379% to 12-14-36, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	175,000	130,813
Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR +
2.250%) (Z)	6.375	03/29/67	315,000	321,300
CNA Financial Corp. (Z)	6.500	08/15/16	720,000	785,436
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	596,662
CNO Financial Group, Inc. (S)(Z)	9.000	01/15/18	375,000	398,438
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR +2.125%) (S)(Z)	6.505	02/12/67	835,000	626,250
Hartford Financial Services Group, Inc. (Z)	6.625	03/30/40	225,000	229,821

4

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	$705,000	$659,175
Lincoln National Corp. (Z)	8.750	07/01/19	535,000	669,471
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	535,000	476,150
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	605,000	796,943
The Hanover Insurance Group, Inc.	6.375	06/15/21	150,000	163,694
Unum Group (Z)	7.125	09/30/16	395,000	455,976
UnumProvident Finance Company PLC (S)(Z)	6.850	11/15/15	605,000	671,594
W.R. Berkley Corp. (Z)	5.600	05/15/15	365,000	388,851
Willis Group Holdings PLC (Z)	5.750	03/15/21	350,000	379,840
Willis North America, Inc. (Z)	7.000	09/29/19	495,000	567,675

Real Estate Investment Trusts 5.81%
Boston Properties LP	3.700	11/15/18	195,000	205,446
Brandywine Operating Partnership LP (Z)	7.500	05/15/15	345,000	378,307
CommonWealth REIT (Z)	6.650	01/15/18	480,000	521,520
DDR Corp. (Z)	7.500	04/01/17	675,000	760,566
Dexus Property Group (S)(Z)	7.125	10/15/14	495,000	541,895
Duke Realty LP (Z)	6.750	03/15/20	590,000	688,387
Duke Realty LP (Z)	8.250	08/15/19	265,000	328,966
Goodman Funding Pty, Ltd. (S)(Z)	6.375	04/15/21	645,000	676,051
Health Care REIT, Inc. (Z)	4.950	01/15/21	400,000	411,231
Health Care REIT, Inc. (Z)	6.125	04/15/20	700,000	765,479
Health Care REIT, Inc. (Z)	6.200	06/01/16	505,000	552,852
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	593,690
Mack-Cali Realty LP (Z)	7.750	08/15/19	330,000	403,928
MPT Operating Partnership LP	6.875	05/01/21	230,000	238,625
Post Apartment Homes LP	4.750	10/15/17	185,000	188,848
ProLogis LP (Z)	6.250	03/15/17	415,000	457,535
Ventas Realty LP (Z)	4.750	06/01/21	390,000	402,196
Vornado Realty LP (Z)	4.250	04/01/15	755,000	788,457
WEA Finance LLC (S)(Z)	6.750	09/02/19	290,000	342,860
Weyerhaeuser Company (Z)	7.375	03/15/32	690,000	752,415

Real Estate Management & Development 0.11%
Realogy Corp. (S)	7.875	02/15/19	215,000	198,875

Health Care 2.40%				4,140,536

Biotechnology 0.22%
Gilead Sciences, Inc.	4.400	12/01/21	195,000	211,260
Kinetic Concepts, Inc. (S)	10.500	11/01/18	160,000	163,200

Health Care Equipment & Supplies 0.31%
Alere, Inc. (Z)	7.875	02/01/16	335,000	348,400
Alere, Inc.	8.625	10/01/18	185,000	192,863

Health Care Providers & Services 0.81%
BioScrip, Inc. (Z)	10.250	10/01/15	285,000	293,550
Gentiva Health Services, Inc.	11.500	09/01/18	70,000	59,938
HCA, Inc. (Z)	7.500	02/15/22	380,000	406,600
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	545,000	642,947

Pharmaceuticals 1.06%
Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04/15/15	425,756	439,593
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	390,000	429,488
Hospira, Inc. (Z)	6.050	03/30/17	485,000	533,197
Valeant Pharmaceuticals International, Inc. (S)	6.750	10/01/17	95,000	97,019

5

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Health Care (continued)

Valeant Pharmaceuticals International, Inc. (S)(Z)	6.875	12/01/18	$315,000	$322,481

Industrials 7.73%				13,312,219

Aerospace & Defense 1.90%
Bombardier, Inc. (S)(Z)	7.750	03/15/20	240,000	272,400
Colt Defense LLC	8.750	11/15/17	250,000	165,000
Ducommun, Inc. (S)	9.750	07/15/18	70,000	71,575
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	380,000	418,950
Huntington Ingalls Industries, Inc. (S)	7.125	03/15/21	360,000	376,200
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	230,000	243,225
Lockheed Martin Corp. (Z)	3.350	09/15/21	615,000	625,428
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)(Z)	6.000	02/15/67	750,000	562,500
Textron, Inc. (Z)	5.600	12/01/17	505,000	537,074

Airlines 3.03%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	189,240	191,132
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	312,367	327,985
Continental Airlines 1998-1 Class A Pass Through Trust (Z)	6.648	09/15/17	196,662	203,546
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	211,272	225,005
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	155,383	153,052
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	525,155	559,972
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	152,014	157,715
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	608,854	657,562
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	202,339	217,514
Delta Air Lines 2011-1 Class A Pass Through Trust (Z)	5.300	04/15/19	375,000	393,750
Northwest Airlines 2002-1 Class G-2 Pass Through Trust (Z)	6.264	11/20/21	540,604	540,604
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	407,680	423,987
United Airlines 2007-1 Class C Pass Through Trust (P)	3.059	07/02/14	612,256	570,928
United Airlines 2009-1 Pass Through Trust	10.400	11/01/16	149,732	168,823
United Airlines 2009-2A Pass Through Trust (Z)	9.750	01/15/17	379,873	427,357

Building Products 0.76%
Masco Corp. (Z)	7.125	03/15/20	285,000	293,465
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	450,000	484,650
Voto-Votorantim, Ltd. (S)(Z)	6.750	04/05/21	490,000	526,750

Commercial Services & Supplies 0.55%
Garda World Security Corp. (S)	9.750	03/15/17	100,000	104,250
International Lease Finance Corp. (S)(Z)	7.125	09/01/18	290,000	317,550
Steelcase, Inc. (Z)	6.375	02/15/21	500,000	520,497

Construction & Engineering 0.19%
Tutor Perini Corp. (Z)	7.625	11/01/18	335,000	325,788

Electrical Equipment 0.12%
Coleman Cable, Inc.	9.000	02/15/18	205,000	209,100

Industrial Conglomerates 0.26%
Odebrecht Finance, Ltd. (S)(Z)	6.000	04/05/23	350,000	352,345
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	100,000	100,250

Marine 0.25%
Navios Maritime Holdings, Inc.	8.125	02/15/19	225,000	177,188
Navios South American Logistics, Inc. (S)(Z)	9.250	04/15/19	315,000	258,300

Road & Rail 0.42%
The Hertz Corp. (Z)	6.750	04/15/19	625,000	645,313
Western Express, Inc. (S)	12.500	04/15/15	146,000	75,190

6

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Trading Companies & Distributors 0.14%
Aircastle, Ltd. (Z)	9.750	08/01/18	$225,000	$247,500

Transportation Infrastructure 0.11%
Asciano Finance, Ltd. (S)(Z)	4.625	09/23/20	185,000	182,799

Information Technology 0.63%				1,086,383

Computers & Peripherals 0.19%
Hewlett-Packard Company (Z)	4.375	09/15/21	310,000	326,433

IT Services 0.44%
Brightstar Corp. (S)(Z)	9.500	12/01/16	560,000	576,800
Equinix, Inc.	8.125	03/01/18	165,000	183,150

Materials 7.04%				12,129,568

Chemicals 1.09%
American Pacific Corp. (Z)	9.000	02/01/15	245,000	237,650
Braskem America Finance Company (S)(Z)	7.125	07/22/41	425,000	418,200
Braskem Finance, Ltd. (S)(Z)	7.000	05/07/20	515,000	557,488
Fufeng Group, Ltd. (S)(Z)	7.625	04/13/16	335,000	285,588
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	378,558

Construction Materials 0.55%
Building Materials Corp. of America (S)(Z)	6.750	05/01/21	230,000	247,250
Cemex SAB de CV (S)(Z)	9.000	01/11/18	510,000	443,700
Severstal Columbus LLC	10.250	02/15/18	100,000	109,125
Vulcan Materials Company	7.500	06/15/21	130,000	142,025

Containers & Packaging 0.74%
Pretium Packaging LLC	11.500	04/01/16	165,000	163,350
Solo Cup Company (Z)	10.500	11/01/13	250,000	253,750
Temple-Inland, Inc. (Z)	6.625	01/15/18	750,000	868,218

Metals & Mining 3.20%
Alcoa, Inc. (Z)	5.400	04/15/21	255,000	267,917
Allegheny Technologies, Inc.	5.950	01/15/21	140,000	153,907
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	280,000	361,049
ArcelorMittal (Z)	6.750	03/01/41	280,000	273,436
ArcelorMittal (Z)	9.850	06/01/19	370,000	436,466
Cliffs Natural Resources, Inc. (Z)	6.250	10/01/40	295,000	308,829
Commercial Metals Company (Z)	7.350	08/15/18	310,000	309,225
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	255,000	259,463
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	170,000	182,325
Gerdau Trade, Inc. (S)(Z)	5.750	01/30/21	330,000	333,300
JMC Steel Group (S)	8.250	03/15/18	185,000	189,625
Metinvest BV (S)(Z)	8.750	02/14/18	435,000	378,450
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	555,000	575,813
SunCoke Energy, Inc.	7.625	08/01/19	259,000	261,590
Teck Resources, Ltd.	6.250	07/15/41	155,000	182,333
Teck Resources, Ltd. (Z)	10.750	05/15/19	239,000	292,166
Thompson Creek Metals Company, Inc.	7.375	06/01/18	395,000	369,325
Vale Overseas, Ltd. (Z)	6.875	11/10/39	320,000	379,244

Paper & Forest Products 1.46%
Georgia-Pacific LLC (S)(Z)	5.400	11/01/20	800,000	904,979
Georgia-Pacific LLC	7.250	06/01/28	165,000	199,686
International Paper Company (Z)	9.375	05/15/19	385,000	508,748

7

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Materials (continued)

Verso Paper Holdings LLC	8.750	02/01/19	$100,000	$55,500
Westvaco Corp. (Z)	7.950	02/15/31	770,000	841,290

Telecommunication Services 4.09%				7,042,119

Diversified Telecommunication Services 3.57%
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	513,172	548,680
CenturyLink, Inc. (Z)	6.450	06/15/21	305,000	321,534
CenturyLink, Inc. (Z)	7.600	09/15/39	305,000	310,000
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	791,934
Frontier Communications Corp. (Z)	8.500	04/15/20	635,000	628,650
GTP Acquisition Partners I LLC (S)(Z)	4.347	06/15/16	650,000	654,038
GTP Acquisition Partners I LLC (S)(Z)	7.628	06/15/16	325,000	319,276
GTP Towers Issuer LLC (S)	8.112	02/15/15	885,000	905,099
PAETEC Holding Corp. (Z)	9.875	12/01/18	369,000	412,358
Qwest Communications International, Inc.	8.000	10/01/15	275,000	294,943
Qwest Corp. (Z)	8.375	05/01/16	330,000	384,372
Telecom Italia Capital SA (Z)	7.200	07/18/36	365,000	330,325
Telecom Italia Capital SA (Z)	7.721	06/04/38	260,000	243,750

Wireless Telecommunication Services 0.52%
America Movil SAB de CV (Z)	5.000	03/30/20	440,000	495,647
Nextel Communications, Inc.	7.375	08/01/15	415,000	401,513

Utilities 6.91%				11,904,243

Electric Utilities 3.81%
Beaver Valley II Funding (Z)	9.000	06/01/17	384,000	401,706
BVPS II Funding Corp. (Z)	8.890	06/01/17	475,000	528,746
Commonwealth Edison Company (Z)	5.800	03/15/18	525,000	622,588
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,076,018
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	239,808	248,513
ITC Holdings Corp. (S)(Z)	5.500	01/15/20	415,000	473,891
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	939,014
PNM Resources, Inc.	9.250	05/15/15	705,000	779,025
PNPP II Funding Corp. (Z)	9.120	05/30/16	246,000	264,758
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%) (Z)	6.700	03/30/67	525,000	518,438
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	275,000	280,110
TXU Corp. (Z)	7.460	01/01/15	94,476	94,560
W3A Funding Corp. (Z)	8.090	01/02/17	337,407	333,547

Independent Power Producers & Energy Traders 1.62%
Allegheny Energy Supply Company LLC (S)(Z)	5.750	10/15/19	460,000	495,671
DPL, Inc. (S)(Z)	7.250	10/15/21	570,000	634,125
Exelon Generation Company LLC (Z)	6.250	10/01/39	360,000	445,333
Ipalco Enterprises, Inc.	5.000	05/01/18	500,000	493,125
NRG Energy, Inc. (Z)	7.625	01/15/18	385,000	377,300
NRG Energy, Inc. (Z)	8.250	09/01/20	355,000	349,675

Multi-Utilities 1.08%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	637,813
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	803,523
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	410,000	419,225

8

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Utilities (continued)

Water Utilities 0.40%
Cia de Saneamento Basico do Estado de Sao Paulo (S)(Z)	6.250	12/16/20	$305,000	$314,150
Midwest Generation LLC, Series B (Z)	8.560	01/02/16	386,932	373,389

Convertible Bonds 0.20% (0.13% of Total Investments)				$346,580

(Cost $267,530)

Consumer Discretionary 0.20%				346,580

Media 0.20%
XM Satellite Radio, Inc. (S)(Z)	7.000	12/01/14	248,000	346,580

Municipal Bonds 0.31% (0.21% of Total Investments)				$540,864

(Cost $450,794)

California 0.17%				304,241

State of California
General Obligation Bond	7.600	11/01/40	225,000	304,241

Illinois 0.14%				236,623

State of Illinois
General Obligation Bond	5.100	06/01/33	250,000	236,623

Term Loans (M) 0.64% (0.43% of Total Investments)				$1,103,102

(Cost $1,251,244)

Consumer Discretionary 0.51%				887,319

Hotels, Restaurants & Leisure 0.43%
CCM Merger, Inc.	7.000	03/01/17	191,996	190,976
Kalispel Tribal Economic Authority	7.500	02/22/17	581,364	546,482

Media 0.08%
Vertis, Inc.	11.750	12/31/15	277,520	149,861

Financials 0.13%				215,783

Real Estate Investment Trusts 0.13%
iStar Financial, Inc.	7.000	06/30/14	220,000	215,783

Capital Preferred Securities (a) 2.89% (1.93% of Total Investments)				$4,969,438

(Cost $5,102,150)

Financials 2.89%				4,969,438

Capital Markets 0.78%
State Street Capital Trust III (P)(Q)(Z)	5.536	04/02/12	715,000	716,852
State Street Capital Trust IV (P)(Z)	1.546	06/15/37	935,000	631,393

Commercial Banks 1.46%
Fifth Third Capital Trust IV (6.500% to 4-15-17 then 3 month
LIBOR + 1.368%) (Z)	6.500	04/15/37	825,000	818,813
PNC Financial Services Group, Inc. (Q)	6.750	08/01/21	215,000	222,454
PNC Preferred Funding Trust III (8.700% to 3-15-13, then 3
month LIBOR + 5.226%) (Q)(S)(Z)	8.700	03/15/13	835,000	863,607
Regions Financing Trust II (6.625% to 5-15-27, then 3 month
LIBOR 1.290%) (Q)	6.625	05/15/27	160,000	142,400
Sovereign Capital Trust VI (Z)	7.908	06/13/36	480,000	456,000

9

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Insurance 0.65%
Aon Corp. (Z)	8.205	01/01/27	$345,000	$407,031
MetLife Capital Trust X (9.250% to 4-8-38 then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	315,000	372,488
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)(Z)	6.450	12/15/65	360,000	338,400

U.S. Government & Agency Obligations 38.35% (25.71% of Total Investments)				$66,054,358

(Cost $64,622,226)

U.S. Government 2.21%				3,801,767

U.S. Treasury Bonds	3.750	08/15/41	480,000	559,725
U.S. Treasury Notes	2.000	11/15/21	2,605,000	2,653,031
U.S. Treasury Strips, PO	2.907	11/15/30	1,020,000	589,011

U.S. Government Agency 36.14%				62,252,591

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru CTF	5.000	03/01/41	5,913,379	6,487,556
30 Yr Pass Thru CTF	6.500	06/01/37	42,340	47,064
30 Yr Pass Thru CTF	6.500	10/01/37	92,875	103,120
30 Yr Pass Thru CTF	6.500	11/01/37	193,431	214,769
30 Yr Pass Thru CTF	6.500	12/01/37	84,180	93,466
30 Yr Pass Thru CTF (Z)	6.500	04/01/39	2,147,008	2,383,850
Federal National Mortgage Association
30 Yr Pass Thru CTF (Z)	4.000	10/01/40	778,363	828,833
30 Yr Pass Thru CTF	4.000	09/01/41	14,194,445	15.056.840
30 Yr Pass Thru CTF	4.000	10/01/41	6,281,339	6,683,727
30 Yr Pass Thru CTF (Z)	4.500	10/01/40	3,366,404	3,630,208
30 Yr Pass Thru CTF	5.000	02/01/41	3,070,836	3,315,509
30 Yr Pass Thru CTF	5.000	04/01/41	952,911	1,047,001
30 Yr Pass Thru CTF	5.500	02/01/36	1,733,773	1,886,815
30 Yr Pass Thru CTF (Z)	5.500	12/01/36	4,777,567	5,191,823
30 Yr Pass Thru CTF	5.500	06/01/37	799,978	869,343
30 Yr Pass Thru CTF (Z)	5.500	06/01/38	1,600,462	1,739,236
30 Yr Pass Thru CTF (Z)	5.500	10/01/39	3,831,905	4,164,163
30 Yr Pass Thru CTF	5.500	08/01/40	389,750	424,397
30 Yr Pass Thru CTF	6.000	05/01/37	2,036,387	2,245,768
30 Yr Pass Thru CTF (Z)	6.500	07/01/36	709,015	793,072
30 Yr Pass Thru CTF (Z)	6.500	01/01/39	3,417,718	3,821,837
30 Yr Pass Thru CTF (Z)	6.500	03/01/39	211,851	237,166
30 Yr Pass Thru CTF	6.500	06/01/39	282,603	316,107
Government National Mortgage Association
30 Yr Pass Thru CTF (Z)	5.500	11/15/38	601,462	670,921

10

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Foreign Government Obligations 0.22% (0.15% of Total Investments)				$378,530

(Cost $368,463)

South Korea 0.22%				378,530

Korea Development Bank (Z)	4.000	09/09/16	$370,000	378,530

Collateralized Mortgage Obligations 13.65% (9.15% of Total Investments)				$23,503,868

(Cost $27,144,672)

Commercial & Residential 12.06%				20,761,901

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.136	12/25/46	7,866,131	498,522
American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	865,000	919,506
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.956	05/10/45	595,000	637,770
Series 2006-4, Class AM	5.675	07/10/46	845,000	891,303
Series 2006-3, Class A4	5.889	07/10/44	785,000	880,151
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.499	03/25/35	774,274	102,063
Bear Stearns Alt-A Trust
Series 2004-12 1A1	0.626	01/25/35	719,556	580,206
Series 2005-3, Class B2 (P)	2.534	04/25/35	536,036	12,428
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	655,000	173,109
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.399	07/15/44	295,000	220,899
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09/20/46	11,450,090	744,045
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.326	12/25/34	406,886	45,504
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.168	08/19/34	837,826	745,338
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.079	07/10/38	670,000	692,846
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,698,957	1,850,346
Series 2004-9, Class B1 (P)	3.099	08/25/34	791,790	291,980
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.027	01/19/35	4,521,106	328,671
Series 2005-11, Class X IO	2.077	08/19/45	2,945,622	129,392
Series 2005-2, Class IX IO	2.194	05/19/35	12,030,257	627,675
Series 2005-8, Class 1X IO	2.172	09/19/35	4,813,820	236,597
Series 2007-3, Class ES IO	0.350	05/19/47	12,029,271	75,183
Series 2007-4, Class ES IO	0.350	07/19/47	14,796,931	91,889
Series 2007-6, Class ES IO (S)	0.342	08/19/37	10,052,221	63,430
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	309,032	26,224
Series 2005-AR18, Class 1X IO	2.056	10/25/36	9,810,881	651,344
Series 2005-AR18, Class 2X IO	1.722	10/25/36	9,349,420	453,914
Series 2005-AR5, Class B1 (P)	2.601	05/25/35	220,962	1,732
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-PDP5, Class AM (P)	5.415	12/15/44	1,155,000	1,241,745
Series 2006-LDP7, Class AM (P)	6.065	04/15/45	535,000	566,872

11

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Commercial & Residential (continued)

LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM	5.455	02/15/40	$850,000	$869,112
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.404	10/25/36	691,912	637,995
Series 2007-3, Class M1 (P)	5.335	09/25/37	283,639	149,355
Series 2007-3, Class M2 (P)	5.335	09/25/37	104,717	13,300
Series 2007-3, Class M3 (P)	5.335	09/25/37	71,101	5,115
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.647	03/12/44	1,020,000	1,067,575
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.659	05/25/35	385,199	57,109
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.752	03/25/44	809,570	701,859
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.336	11/25/34	11,812,577	565,465
Series 2005-AR1, Class X IO	1.500	01/25/45	17,493,473	823,390
Series 2005-AR2, Class X IO	1.559	01/25/45	12,966,450	639,587
Series 2005-AR4, Class B1 (P)	2.565	04/25/35	1,430,998	268,598
Series 2005-AR6, Class X IO	1.456	04/25/45	8,093,218	425,004
Series 2005-AR8, Class X IO	1.634	07/25/45	14,551,159	757,753

U.S. Government Agency 1.59%				2,741,967

Federal Home Loan Mortgage Corp.
Series 3747, Class HI IO	4.500	07/15/37	6,319,835	723,428
Series 3794, Class PI IO	4.500	02/15/38	1,051,335	119,759
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	817,813	78,248
Series 2010-68, Class CI IO	5.000	11/25/38	1,350,789	162,308
Series 398, Class C3 IO	4.500	05/25/39	1,260,819	151,040
Series 401, Class C2 IO	4.500	06/25/39	796,300	70,502
Series 402, Class 3 IO	4.000	11/25/39	1,047,399	116,021
Series 402, Class 4 IO	4.000	10/25/39	1,811,659	203,565
Series 402, Class 7 IO	4.500	11/25/39	1,560,634	189,083
Series 402, Class 8 IO	4.500	11/25/39	1,815,525	213,438
Series 407, Class 15 IO	5.000	01/25/40	1,403,980	213,738
Series 407, Class 16 IO	5.000	01/25/40	332,869	35,512
Series 407, Class 17 IO	5.000	01/25/40	293,075	34,149
Series 407, Class 21 IO	5.000	01/25/39	1,205,408	142,026
Series 407, Class 7 IO	5.000	03/25/41	475,059	76,425
Series 407, Class 8 IO	5.000	03/25/41	460,100	68,762
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,517,471	143,963

Asset Backed Securities 5.03% (3.37% of Total Investments)				$8,668,841

(Cost $8,836,707)

Asset Backed Securities 5.03%				8,668,841

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.726	03/25/35	455,000	392,422
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.516	07/25/36	597,771	470,559
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.726	05/25/35	435,000	386,901
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.426	10/25/36	634,442	575,995

12

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Asset Backed Securities (continued)

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	$36,819	$36,638
FUEL Trust
Series 2011-1 (S) (Z)	4.207	04/15/16	630,000	647,156
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.756	11/25/35	450,000	350,952
Series 2007-3, Class 2A2 (P)	0.456	08/25/37	1,760,000	1,244,116
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P) (S)	7.281	12/15/20	163,167	163,167
Series 2010-A, Class D (P) (S)	10.281	12/15/20	122,201	122,201
Series 2010-A, Class E1 (P) (S)	14.781	12/15/20	142,280	142,280
Leaf II Receivables Funding LLC (S)
Series 2011-1, Class A	1.700	12/20/18	284,328	279,125
Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.976	08/25/37	575,294	502,127
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.646	09/25/36	670,000	582,295
Series 2005-WMC1, Class M1 (P)	1.026	09/25/35	270,193	250,347
New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.756	07/25/35	305,000	261,884
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.356	03/25/35	645,000	576,419
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P) (Z)	0.906	02/25/35	915,000	739,227
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.686	05/25/35	341,202	304,538
Sonic Capital LLC
Series 2011-1A, Class A2 (S) (Z)	5.438	05/20/41	607,600	640,492
			Shares	Value

Common Stocks 2.62% (1.75% of Total Investments)				$4,503,403

(Cost $4,532,738)

Consumer Discretionary 0.03%				57,930

Hotels, Restaurants & Leisure 0.03%
Greektown Superholdings, Inc. (I)			768	57,930

Consumer Staples 0.44%				747,700

Tobacco 0.44%
Philip Morris International, Inc. (Z)			10,000	747,700

Energy 0.33%				570,880

Oil, Gas & Consumable Fuels 0.33%
Royal Dutch Shell PLC, ADR (Z)			8,000	570,880

Health Care 0.71%				1,219,865

Pharmaceuticals 0.71%
Eli Lilly & Company (Z)			17,000	675,580
Johnson & Johnson (Z)			8,258	544,285

Information Technology 0.40%				686,920

Semiconductors & Semiconductor Equipment 0.40%
Intel Corp. (Z)			26,000	686,920

13

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

			Shares	Value

Materials 0.45%				767,188

Containers & Packaging 0.45%
Rock-Tenn Company, Class A (Z)			12,402	767,188

Telecommunication Services 0.26%				452,920

Diversified Telecommunication Services 0.26%
Telefonica SA, ADR (Z)			26,000	452,920

			Shares	Value

Preferred Securities 3.14% (b) (2.10% of Total Investments)				$5,402,913

(Cost $5,725,494)

Consumer Discretionary 0.66%				1,130,771

Hotels, Restaurants & Leisure 0.66%
Greektown Superholdings, Inc., Series A (I)			14,991	1,130,771

Consumer Staples 0.65%				1,112,891

Food & Staples Retailing 0.65%
Ocean Spray Cranberries, Inc., Series A, 6.250% (Z)			12,500	1,112,891

Financials 1.83%				3,159,251

Consumer Finance 0.15%
Ally Financial, Inc., 7.300% (Z)			11,815	267,728

Diversified Financial Services 0.27%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR + 6.370%)			3,900	105,066
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%) (Z)			16,350	362,807

Real Estate Investment Trusts 1.41%
Apartment Investment & Management Company, Series T, 8.000%
(Z)			55,000	1,405,250
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)			40,000	1,018,400

		Maturity	Par value
	Rate (%)	date		Value

Escrow Certificates 0.00% (0.00% of Total Investments)				$5,206

(Cost $0)

Materials 0.00%				5,206

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	245,000	5,206

Short-Term Investments 0.29% (0.20% of Total Investments)				$500,000

(Cost $500,000)

			Par value	Value

Repurchase Agreement 0.29%				500,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at
0.010% to be repurchased at $500,000 on 2-1-12, collateralized by
$515,000 Federal Home Loan Mortgage Corp., 1.000% due 3-8-17
(valued at $513,713, including interest)			$500,000	500,000

14

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

Total investments (Cost $253,013,513)† 149.19%	$256,939,304

Other assets and liabilities, net (49.19%)	($84,717,640)

Total net assets 100.00%	$172,221,664

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,420,045 or 24.63% of the Fund's net assets as of 1-31-12.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-12 was $188,159,117.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $253,658,650. Net unrealized appreciation aggregated $3,280,654, of which $14,733,047 related to appreciated investment securities and $11,452,393 related to depreciated investment securities.

15

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-12	Price	Inputs	Inputs

Corporate Bonds	$140,967,407	—	$140,591,544	$375,863
Convertible Bonds	346,580	—	346,580	—
Municipal Bonds	540,864	—	540,864	—
Term Loans	1,103,102	—	1,103,102	—
Capital Preferred Securities	4,969,438	—	4,969,438	—
U.S. Government & Agency Obligations	66,054,358	—	66,054,358	—
Foreign Government Obligations	378,530	—	378,530	—
Collateralized Mortgage Obligations	23,503,868	—	23,428,685	75,183
Asset Backed Securities	8,668,841	—	8,241,193	427,648
Common Stocks	4,503,403	$4,445,473	—	57,930
Preferred Securities	5,402,913	3,159,251	1,112,891	1,130,771
Short-Term Investments	500,000	—	500,000	—

Total Investments in Securities	$256,939,304	7,604,724	$247,267,185	$2,067,395
Other Financial Instruments
Futures	($129,205)	($129,205)	—	—
Interest Rate Swaps	($684,970)	—	($684,970)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED	ASSET
	CORPORATE	MORTGAGE	BACKED	COMMON	PREFEREED
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	TOTAL

Balance as of 10-31-11	$344,203	$125,276	$214,000	$56,075	$1,094,555	$1,834,109
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	31,660	(3,457)	—	1,855	36,216	66,274
Purchases	—	—	213,648	—	—	213,648
Sales	—	(3,088)	—	—	—	(3,088)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(43,548)	—	—	—	(43,548)
Balance as of 1-31-12	$375,863	$75,183	$427,648	$57,930	$1,130,771	$2,067,395
Change in unrealized at period end*	$31,660	($3,457)	—	$1,855	$36,216	$66,274

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

16

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended January 31, 2012, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at January 31, 2012. During the period ended January 31, 2012, the Fund held futures contracts with USD absolute notional values ranging from $13.1 million to $13.4 million as measured at each quarter end.

					Unrealized
	Number of		Expiration		Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

U.S. Treasury 30-Year Bond Futures	10	Long	Mar 2012	$1,454,375	$17,628
Ultra Long U.S. Treasury Bond Futures	11	Long	Mar 2012	1,759,656	9,078
U.S. Treasury 10-Year Note Futures	52	Short	Mar 2012	(6,877,000)	(120,397)
U.S. Treasury 5-Year Note Futures	27	Short	Mar 2012	(3,349,266)	(35,514)
					($129,205)

17

John Hancock Income Securities Trust
As of 1-31-12 (Unaudited)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

During the period ended January 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2012.

Payments
	USD Notional	Payments	Received by	Maturity
Counterparty	Amount	Made by Fund	Fund	Date	Market Value

Morgan Stanley Capital			3 Month
Services	$22,000,000	1.442500%	LIBOR (a)	Aug 2016	($684,970)

(a) At 1-31-12, the 3-month LIBOR rate was 0.54235%.

Interest rate swap positions at January 31, 2012 were entered into on August 5, 2011. No interest rate swap position activity occurred during the period ended January 31, 2012.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

			LIABILITY
			DERIVATIVES
RISK	FINANCIAL INSTRUMENTS LOCATION	ASSET DERIVATIVES FAIR VALUE	FAIR VALUE

Interest rate	Futures	$26,706	($155,911)
contracts

	Interest Rate Swaps	-	(684,970)

Total		$26,706	($840,881)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

18

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012